Borrowings (Textual) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Notes Payable		$ 4,500,000,000	$ 4,499,700,000
Average interest rate (percentage)		3.60%
Fixed Rate Debt
Debt Instrument [Line Items]
Notes Payable		$ 3,724,800,000	3,838,300,000
Mortgages
Debt Instrument [Line Items]
Repayments of Debt		156,400,000
Floating Rate Debt
Debt Instrument [Line Items]
Notes Payable		$ 790,000,000	650,000,000
Variable Rate Debt [Member]
Debt Instrument [Line Items]
Average interest rate (percentage)		2.30%
Unsecured Debt		$ 300,000,000
Unsecured Debt
Debt Instrument [Line Items]
Notes Payable		$ 3,525,765,000
Average interest rate (percentage)		3.50%
Unsecured Debt | $1 billion unsecured revolving credit facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,000,000,000
Line of credit facility, amount outstanding		$ 410,000,000
Unsecured Debt | $1 billion unsecured revolving credit faciltiy [Member]
Debt Instrument [Line Items]
Average interest rate (percentage)		2.47%
Letters of credit outstanding amount		$ 2,500,000
Unsecured Debt | Fixed Rate Debt
Debt Instrument [Line Items]
Notes Payable		$ 2,292,000,000	1,860,000,000
Average interest rates (percent)		3.97%
Unsecured Debt | Floating Rate Debt
Debt Instrument [Line Items]
Notes Payable	[1]	$ 710,000,000	490,000,000
Average interest rates (percent)	[1]	2.41%
Unsecured Debt | KeyBank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 150,000,000
Unsecured Debt | Wells Fargo Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		300,000,000
Unsecured Debt | Wells Fargo Term Loan 2018 [Domain]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		250,000,000
Unsecured Debt | US Bank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 150,000,000
Unsecured Debt | Term Loan [Member]
Debt Instrument [Line Items]
Average interest rate (percentage)		3.00%
Debt Instrument, Face Amount		$ 550,000,000
Unsecured Debt | 2011 and 2012 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 292,000,000
Unsecured Debt | 3.6% Notes due 2027 [Member]
Debt Instrument [Line Items]
Average interest rate (percentage)		3.68%
Proceeds from Unsecured Notes Payable		$ 593,600,000
Settlement of Forward Swaps		$ 300,000,000
Interest rate, stated percentage		3.60%
Debt Instrument, Issue Price		99.58%
Debt Instrument, Unamortized Discount, Current		$ 2,500,000
Other Underwriting Expense		3,900,000
Debt Instrument, Face Amount		$ 600,000,000
Unsecured Debt | Minimum | $1 billion unsecured revolving credit facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.85%
Unsecured Debt | Minimum | Floating Rate Debt
Debt Instrument [Line Items]
Interest rate, stated percentage	[1]	2.31%
Unsecured Debt | Minimum | KeyBank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.90%
Unsecured Debt | Minimum | Wells Fargo Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.90%
Unsecured Debt | Minimum | US Bank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.90%
Unsecured Debt | Minimum | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.90%
Unsecured Debt | Maximum | $1 billion unsecured revolving credit facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,500,000,000
Debt Instrument, Basis Spread on Variable Rate		1.55%
Unsecured Debt | Maximum | Floating Rate Debt
Debt Instrument [Line Items]
Interest rate, stated percentage	[1]	2.47%
Unsecured Debt | Maximum | KeyBank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Unsecured Debt | Maximum | Wells Fargo Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.90%
Unsecured Debt | Maximum | US Bank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.90%
Unsecured Debt | Maximum | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Unsecured Debt | Variable Rate Debt [Member] | $1 billion unsecured revolving credit faciltiy [Member]
Debt Instrument [Line Items]
Average interest rate (percentage)		2.50%
Line of credit facility, amount outstanding		$ 410,000,000
Unsecured Debt | Fixed Rate Debt
Debt Instrument [Line Items]
Debt Instrument, Term		6 years 10 months 15 days
Unsecured Debt | Fixed Rate Debt | Senior Notes
Debt Instrument [Line Items]
Average interest rate (percentage)		4.00%
Debt Instrument, Face Amount		$ 2,292,000,000
Unsecured Debt | Fixed Rate Debt | Public Income Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		2,000,000,000
Unsecured Debt | Fixed Rate Debt | Private Placement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		0
Debt Instrument, Decrease, Forgiveness		$ 18,000,000
Unsecured Debt | Fixed Rate Debt | Minimum
Debt Instrument [Line Items]
Debt Instrument, Term		7 years
Unsecured Debt | Fixed Rate Debt | Maximum
Debt Instrument [Line Items]
Debt Instrument, Term		12 years
Secured Debt [Member]
Debt Instrument [Line Items]
Average interest rate (percentage)		3.80%
Secured Debt [Member] | FNMA
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 80,000,000
Line of credit facility, amount outstanding		80,000,000
Line of Credit Facility, Current Borrowing Capacity		80,000,000
Secured Debt [Member] | Amortization Other [Member] | Mortgages
Debt Instrument [Line Items]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate		$ 12,000,000
Secured Debt [Member] | Variable Rate Debt [Member] | FNMA
Debt Instrument [Line Items]
Average interest rate (percentage)		1.80%
Secured Debt [Member] | Fixed Rate Debt | Mortgages
Debt Instrument [Line Items]
Average interest rate (percentage)		4.00%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate		$ 882,752,000
Parent Company [Member]
Debt Instrument [Line Items]
Unsecured Debt		3,525,765,000	3,180,624,000
Proceeds from notes payable		597,480,000	$ 300,000,000	$ 395,960,000
Grand Cypress [Member] | Mortgages
Debt Instrument [Line Items]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate		15,800,000
Venue at Stonebridge Ranch [Member] | Mortgages
Debt Instrument [Line Items]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate		13,900,000
La Valencia At Starwood | Mortgages
Debt Instrument [Line Items]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate		20,100,000
Colonial Grand at Trinity Commons [Member] | Mortgages
Debt Instrument [Line Items]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate		27.4
Line of Credit Facility, Draws [Member] | Secured Debt [Member] | FNMA
Debt Instrument [Line Items]
Line of credit facility, amount outstanding		805,000,000
Line of Credit [Member] | Secured Debt [Member] | FNMA
Debt Instrument [Line Items]
Line of credit facility, amount outstanding		$ 885,000,000

[1]	Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2017, and 2016, respectively, which results in paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap.